Leases (Tables)	6 Months Ended
Jun. 30, 2026
Leases [Abstract]
Schedule of Operating Lease Related Assets and Liabilities Recorded on the Balance Sheets

The table below presents the operating lease related assets and liabilities recorded on the balance sheets.

	June 30, 2026	December 31, 2025
	(Unaudited)
ROU lease assets	$7,475,454	$8,297,961

Operating lease liabilities – current	$1,774,537	$1,777,697
Operating lease liabilities – non-current	5,331,845	6,021,153
Total operating lease liabilities	$7,106,382	$7,798,850

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of June 30, 2026 and December 31, 2025:

	June 30, 2026	December 31, 2025
	(Unaudited)
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	5.43	5.58
Weighted average discount rate *	4.85%	4.94%

*

The Company used new incremental borrowing rate of 3.95% for its lease contracts entered from fiscal year 2022 to the first half of fiscal year 2023 in the PRC. For lease contracts entered from the second half of fiscal year 2023 to fiscal year 2024, the Company used new incremental borrowing rate of 5.00%. For lease contracts entered in the first half of fiscal year 2025, the Company used new incremental borrowing rate of 4.19%. For lease contracts entered in and after the second half of fiscal year 2025, the Company used new incremental borrowing rate of 4.18%. The Company used incremental borrowing rate of 3.75% for its lease contracts entered prior to fiscal year 2024 in the United States. For lease contracts entered in fiscal year 2024, the Company used new incremental borrowing rate of 8.00%. For lease contracts entered in fiscal year 2025, the Company used new incremental borrowing rate of 7.25%.

The Company determines its incremental borrowing rates based on the lease term, the economic environment in which the lease is denominated, and the Company’s credit risk. As a result, different incremental borrowing rates may be applied to lease contracts entered into at different times and in different jurisdictions to reflect changes in market conditions.

Schedule of Maturities of Lease Liabilities

The following is a schedule, by years, of maturities of lease liabilities as of June 30, 2026:

Remainder of 2026	$1,016,575
2027	1,756,189
2028	1,524,299
2029	1,233,199
2030	1,060,601
Thereafter	1,471,333
Total lease payments	8,062,196
Less: imputed interest	(955,814)
Present value of lease liabilities	$7,106,382